Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash And Cash Equivalents Details
Cash on hand	$ 1	$ 2
Bank deposits	6,874	9,347
Short term investments	1,952	1,918
Total cash and cash equivalent	$ 8,827	$ 11,267	$ 10,028	$ 9,140